Consolidated Statement of Cash Flows	6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2013 Employees AUD	Jun. 30, 2013 Consulting Fees AUD	Jun. 30, 2013 Exploration Agreement AUD	Jun. 30, 2013 Registration Payment Arrangements AUD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Loss)	(5,126,000)	(8,004,000)	$ (27,407,000)	(26,422,000)	(46,696,000)	(180,964,000)	(160,925,000)
Adjustments to reconcile net (loss) to net cash(used) by operating activities:
Foreign currency exchange gain/(loss)	222,000	25,000	18,000	16,000	45,000	167,000	444,000
Unrealised gain on marketable securities	39,000				437,000	185,000	(212,000)
Shares and Options issued for Stock Based Compensation
Stock based compensation		25,000	46,000	44,000	452,000		12,817,000	12,816,000	778,000	518,000	1,265,000
Provision for reclamation and remediation	(19,000)	(9,000)	(128,000)	(123,000)	44,000	847,000	760,000
(Profit)loss on sale of property and equipment	9,000	(19,000)	(98,000)	(94,000)	168,000	57,000	486,000
Writedown/writeoff of assets	960,000	3,000	338,000	326,000	34,000	605,000	1,562,000
Depreciation and amortization	278,000	469,000	3,075,000	2,964,000	4,052,000	11,359,000	5,388,000
Adjustment to fair value on stepped acquisition						(2,201,000)	(2,201,000)
Equity accounting loss		124,000	451,000	435,000	7,495,000	9,716,000	8,750,000
Impairment of equity investment		471,000	718,000	692,000	5,654,000	6,346,000	6,125,000
Impairment of other investment					719,000	719,000	719,000
Allowance for doubtful receivable	(434,000)	(1,803,000)	(2,427,000)	(2,340,000)	6,839,000	4,499,000	2,870,000
Interest receivable	(3,000)	(2,000)	(4,000)	(4,000)	(139,000)	(413,000)	(414,000)
Accrued interest added to principal		425,000			31,000	68,000	68,000
Net Change in:
Receivables	270,000	(8,000)	(103,000)	(99,000)	664,000	(879,000)	(2,099,000)
Prepayments and deposits	101,000	(71,000)	90,000	87,000	804,000	(1,545,000)	(1,469,000)
Inventories	31,000		(64,000)	(62,000)		(172,000)	(79,000)
Accrued financing cost	(6,441,000)		6,681,000	6,441,000		6,441,000
Accounts payable and accrued expenses	(848,000)	956,000	1,292,000	1,247,000	11,000	2,866,000	(1,403,000)
Net Cash (Used) by Operating Activities	(10,961,000)	(7,418,000)	(17,522,000)	(16,892,000)	(19,386,000)	(126,922,000)	(124,052,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of trading securities					1,933,000	3,205,000	3,205,000
Investment in trading securities						(1,284,000)	(1,284,000)
Investment in equity accounted investments					(23,000)	(19,299,000)	(18,759,000)
Acquisition of subsidiary						(327,000)	(327,000)
Investment in consolidated entity		(7,000)	(33,000)	(32,000)	(148,000)	(13,411,000)	(13,411,000)
Proceeds from sale of subsidiary	12,740,000						12,740,000
Purchase of property and equipment	(38,000)	(10,000)	(131,000)	(126,000)	(1,912,000)	(16,616,000)	(13,628,000)
Development costs	(118,000)	(887,000)	(1,229,000)	(1,185,000)	(1,682,000)	(2,867,000)	(2,985,000)
Proceeds from sale of property and equipment	4,668,000	36,000	162,000	156,000	215,000	481,000	5,149,000
Net Cash (Used) In Investing Activities	17,252,000	(868,000)	(1,231,000)	(1,187,000)	(1,617,000)	(50,118,000)	(29,300,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances payable - affiliates	(1,187,000)	1,803,000	2,501,000	2,411,000	(2,098,000)	(2,600,000)	(2,014,000)
Repayment of convertible debenture	(10,459,000)					(130,000)	(10,589,000)
Repayment of shareholder advance						(1,000)	(1,000)
Repayment under finance leases	(84,000)	(113,000)	(318,000)	(307,000)	(381,000)	(1,445,000)	(1,346,000)
Proceeds from convertible debenture payable		10,000,000	10,373,000	10,000,000		10,130,000	10,130,000
Proceeds from loan					301,000	3,240,000	3,240,000
Repayment for long term debt	(2,548,000)	(145,000)	(302,000)	(291,000)	(290,000)	(581,000)	(3,122,000)
Shareholder advance						7,000	7,000
Net proceeds from issuance of stock	6,932,000	2,256,000	2,340,000	2,256,000	53,000	155,648,000	162,579,000
Proceeds from issuance of stock by controlled entity			5,322,000	5,131,000		21,333,000
Cost of share issues			(21,000)	(20,000)		(7,288,000)	(7,126,000)
Net Cash (Used)/Provided by Financing Activities	(7,339,000)	13,801,000	19,895,000	19,180,000	(2,415,000)	178,313,000	151,758,000
Discontinued Operations
Net income/(loss)	7,248,000	(1,815,000)					(6,880,000)
Operating activities	1,946,000	(1,423,000)					424,000
Investing activities							(3,566,000)
Financing activities		3,238,000					19,216,000
Gain on disposal of subsidiary	(9,194,000)						(9,194,000)
Net Cash Provided by Discontinued Operations
Effect of exchange rate changes on cash	61,000	(27,000)	77,000	74,000	(34,000)	1,616,000	1,672,000
Net increase (decrease) in cash	(987,000)	5,488,000	1,219,000	1,175,000	(23,452,000)	2,889,000	78,000
Cash at beginning of period	1,065,000	351,000		351,000
Cash at beginning of period	2,889,000	1,714,000	1,778,000	1,714,000	25,166,000
Cash at end of period	78,000	5,839,000	2,997,000	2,889,000	1,714,000	2,889,000	78,000
Supplemental Disclosures:
Cash paid for interest	1,433,000	126,000	342,000	55,000	268,000	802,000	1,936,000
Cash paid for income taxes
Shares and options issued for services						1,843,000	1,843,000
Accrued interest and stockholder advances charged to paid in capital						13,000	13,000
Stock issued										518,000	1,265,000
Equipment obtained through a capital lease			76,000	73,000	243,000	1,523,000	1,450,000
Capital lease obligation for exploration costs						4,189,000	4,189,000
Interest in relation to capital lease for exploration costs						42,000	42,000
Fair value of warrants in connection with issuance of capital stock						1,331,000	1,331,000